INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2022
INCOME TAXES
Schedule of deferred income taxes

	As of September 30,
	2022	2021	2020
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$301,885	$333,280	$303,056
Inventory provision	15,355	16,952	16,087
Net operating loss carry-forward	2,924	690,882	539,354
Less: valuation allowance	—	(687,654)	(133,885)
Total	$320,164	$353,460	$724,612

Schedule of income taxes attributed to continuing operations

Income taxes for the years ended September 30, 2022, 2021 and 2020 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2022	2021	2020
Current	$(1,340,844)	$(958,210)	$(1,021,565)
Deferred	—	406,064	(406,637)
Total	$(1,340,844)	$(552,146)	$(1,428,202)

Schedule of income tax reconciliation

	For the year ended September 30,
	2022	2021	2020
Income before taxes excluded the amounts of loss incurring entities	$—	$—	—
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	—	—	—
Tax effect of 75% (50% for 2018 and 2017) R&D expenses deduction	—	—	—
Tax effect of deferred tax recognized	—	406,064	(406,637)
Tax effect of non-deductible expenses	—	—	—
Change in unrecognized tax benefits	(1,340,844)	(958,210)	(1,021,565)
Income tax expense (recovery)	$(1,340,844)	$(552,146)	(1,428,202)

Schedule of changes in unrecognized tax benefits

	For the year ended September 30,
	2022	2021	2020
Balance at beginning period	$2,354,832	$3,188,615	$4,176,537
Addition for tax positions of the current year	—	(37,407)	(154,041)
Lapse of statute of limitations	(1,315,945)	(967,698)	(1,054,163)
Effect of exchange rate changes	(221,828)	171,322	220,281
Balance at ending period	$817,059	$2,354,832	$3,188,615